MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

1100 NEW YORK AVENUE, N.W.                            1900 SOUTH ATHERTON STREET
SUITE 340 WEST                                                         SUITE 101
WASHINGTON, D.C.  20005                                 STATE COLLEGE, PA  16801
(202) 434-4660                                                    (814) 272-3502
FACSIMILE: (202) 434-4661                             FACSIMILE:  (814) 272-3514

SAMUEL J. MALIZIA                                    WRITER'S DIRECT DIAL NUMBER
MALIZIA@MALIZIALAW.COM                                            (202) 434-4666


VIA EDGAR
---------

September 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re:      Kearny Financial Corp.
                  Registration Statement on Form S-1
                  ----------------------------------

Dear Sir or Madam:

         Accompanying this letter, on behalf of the above-referenced registrant, is the Registration Statement on Form S-1 relating to the registration for the sale of up to 18,845,625 shares of the common stock of the registrant. A wire transfer to the Securities and Exchange Commission (the "SEC") in the amount of $23,877.41 in payment of the filing fee for the Registration Statement has previously been delivered to the account of the SEC at Mellon Bank.

         The registrant is offering its common stock pursuant to a Plan of Stock Issuance in accordance with Part 575 of the regulations of the Office of Thrift Supervision (the "OTS"). The registrant is a middle-tier holding company subsidiary of Kearny MHC, a federally-chartered mutual holding company, and the registrant holds 100% of the stock of Kearny Federal Savings Bank. The registrant will offer for sale a minority percentage of its common stock to be outstanding after the stock offering, with the majority of the outstanding stock to be held by Kearny MHC. The registrant has concurrently filed with the OTS an Application for Approval of the Stock Issuance on Form MHC-2.

         Please call Tiffany Hasselman of our office or the undersigned with any questions or comments regarding the Registration Statement.

                                                  Sincerely,

                                                  /s/Samuel J. Malizia
                                                  ------------------------------
                                                  Samuel J. Malizia


Enclosure
cc: Mr. John N. Hopkins, President and Chief Executive Officer Mr. Barry K. Morgan, Radics & Co., LLC